SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of summary of significant accounting policies [abstract]
Schedule of Estimated Useful Lives of Assets
The assets are depreciated using the straight-line method to allocate their cost over their estimated useful lives, as follows:

Years
Compute equipment	3-5
Office furniture	5
Lab equipment	7-10
Leasehold improvements*	3-5

*Leasehold improvements are depreciated over the lease period or the expected useful life of the improvements, whichever is shorter.